UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

811-22269
Investment Company Act File Number

Eaton Vance National Municipal Opportunities Trust
(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)

Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)

(617) 482-8260
(Registrant’s Telephone Number, Including Area Code)

March 31
Date of Fiscal Year End

December 31, 2009
Date of Reporting Period

Item 1. Schedule of Investments
Item 2. Controls and Procedures
Signatures
EX-99.CERT Section 302 Certification

Item 1. Schedule of Investments

Eaton Vance National Municipal Opportunities Trust	as of December 31, 2009

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 114.4%

Principal
Amount
(000’s omitted)	Security	Value
Cogeneration — 1.1%
$1,500	Maryland Energy Financing Administration, (AES Warrior Run), (AMT), 7.40%, 9/1/19	$1,500,360
2,350	Pennsylvania Economic Development Financing Authority, (Resource Recovery-Colver), (AMT), 5.125%, 12/1/15	2,131,826

		$3,632,186

Education — 11.5%
$4,900	Connecticut Health and Educational Facilities Authority, (Yale University), 5.05%, 7/1/42(1)	$5,186,601
10,440	Maine Health and Higher Educational Facilities Authority, (Bowdoin College), 5.00%, 7/1/39(2)	10,811,351
12,000	New Hampshire Health and Education Facilities Authority, (Dartmouth College), 5.25%, 6/1/39(2)	13,044,240
1,500	New York Dormitory Authority, (Brooklyn Law School), 5.75%, 7/1/33	1,537,500
3,160	North Carolina Capital Facilities Finance Agency, (Duke University), 5.00%, 10/1/38	3,355,667
2,650	University of Virginia, 5.00%, 6/1/40(3)	2,817,268

		$36,752,627

Electric Utilities — 9.4%
$3,650	Chula Vista, CA, (San Diego Gas and Electric), 5.875%, 1/1/34	$4,005,181
2,815	Chula Vista, CA, (San Diego Gas and Electric), 5.875%, 2/15/34	3,088,928
2,310	Hawaii Department of Budget and Finance, (Hawaiian Electric Co.), 6.50%, 7/1/39	2,477,406
6,000	Matagorda County, TX, Navigation District No. 1, (Central Power and Light Co.), 6.30%, 11/1/29	6,490,260
13,500	Salt River Project Agricultural Improvement & Power District, AZ, 5.00%, 1/1/38(2)	14,082,930

		$30,144,705

General Obligations — 3.8%
$5,750	California, 6.00%, 4/1/38	$5,892,830
3,000	Guam, 7.00%, 11/15/39	3,087,930
3,000	Michigan Municipal Bond Authority, 9.50%, 8/20/10	2,996,910

		$11,977,670

Health Care-Miscellaneous — 3.0%
$9,000	New Jersey Health Care Facilities Financing Authority, (Community Hospital Group, Inc.), 5.75%, 10/1/31	$9,666,000

		$9,666,000

Hospital — 20.4%
$980	California Health Facilities Financing Authority, (Catholic Healthcare West), 6.00%, 7/1/34	$1,032,185
1,000	California Health Facilities Financing Authority, (Catholic Healthcare West), 6.00%, 7/1/39	1,048,680
12,300	Harris County, TX, Cultural Education Facilities Finance Corp., (Texas Children’s Hospital), 5.50%, 10/1/39(2)	12,597,373
3,000	Illinois Finance Authority, (Provena Healthcare), 7.75%, 8/15/34	3,379,260
3,500	Illinois Finance Authority, (Rush University Medical Center), 6.625%, 11/1/39	3,797,395
5,915	Kansas Development Finance Authority, (Adventist Healthcare), 5.75%, 11/15/38	6,121,729
3,400	Maricopa County, AZ, Industrial Development Authority, (Catholic Healthcare), 6.00%, 7/1/39	3,555,210
3,725	Massachusetts Health and Educational Facilities Authority, (Jordan Hospital), 6.75%, 10/1/33	3,369,225
7,395	Michigan Hospital Finance Authority, (Henry Ford Health System), 5.25%, 11/15/46	6,424,406
4,335	New Jersey Health Care Facilities Financing Authority, (Kennedy Health System), 5.625%, 7/1/31	4,361,877
1,000	New York Dormitory Authority, (NYU Hospital Center), 5.625%, 7/1/37	978,780
1,365	South Lake County, FL, Hospital District, (South Lake Hospital), 6.25%, 4/1/39(4)	1,370,351
3,750	St. Paul, MN, Housing and Redevelopment Authority, (Health East Project), 6.00%, 11/15/35	3,345,075
1,225	Sullivan County, TN, Health, Educational and Facilities Board, (Wellmont Health System), Variable Rate, 5.44%, 9/1/32	1,072,488
3,150	Sullivan County, TN, Health, Educational and Facilities Board, (Wellmont Health System), 5.25%, 9/1/36	2,650,473
4,500	Tyler, TX, Health Facilities Development Corp., (East Texas Medical Center), 5.375%, 11/1/37	4,394,880
5,000	Wisconsin Health and Educational Facilities Authority, (Wheaton Franciscan Healthcare), 5.125%, 8/15/30	4,448,050

Principal
Amount
(000’s omitted)	Security	Value
$1,500	Wisconsin Health and Educational Facilities Authority, (Wheaton Franciscan Healthcare), 5.25%, 8/15/34	$1,310,925

		$65,258,362

Housing — 3.4%
$11,205	Maryland Community Development Administration, Department of Housing and Community Development, (AMT), 5.15%, 9/1/42(2)	$10,978,734

		$10,978,734

Industrial Development Revenue — 20.0%
$5,000	Alabama Industrial Development Authority, (Pine City Fiber Co.), (AMT), 6.45%, 12/1/23	$3,096,250
5,000	Alliance Airport Authority, TX, (American Airlines, Inc.), (AMT), 5.75%, 12/1/29	3,291,250
3,000	Brazos River, TX, Harbor Navigation District, (Dow Chemical Co.), (AMT), 5.95%, 5/15/33	2,962,470
5,000	California Pollution Control Financing Authority, (Waste Management, Inc.), (AMT), 5.125%, 11/1/23	4,881,100
4,210	Campbell County, WY, Solid Waste Facilities, (Basin Electric Power Cooperative), 5.75%, 7/15/39	4,453,675
3,420	Clayton County, GA, Development Authority, (Delta Airlines, Inc), 8.75%, 6/1/29	3,469,898
240	Effingham County, GA, Solid Waste Disposal, (Fort James Project), (AMT), 5.625%, 7/1/18	222,312
125	Goochland County, VA, Industrial Development Authority, (Nekoosa Packaging Corp.), (AMT), 5.65%, 12/1/25	109,569
2,750	Gulf Coast, TX, Waste Disposal Authority, (International Paper Co.), (AMT), 6.10%, 8/1/24	2,708,145
1,000	Gulf Coast, TX, Waste Disposal Authority, (Valero Energy Corp.), (AMT), 6.65%, 4/1/32	1,008,770
3,500	Houston, TX, Airport System, (Continental Airlines), (AMT), 6.75%, 7/1/29	3,280,795
9,000	Indiana Financing Authority, (Duke Energy Indiana, Inc.), 6.00%, 8/1/39	9,763,830
5,250	Liberty Development Corp., NY, (Goldman Sachs Group, Inc.), 5.25%, 10/1/35	5,249,527
1,800	Nevada Department of Business and Industry, (Republic Services, Inc.), (AMT), 5.625% to 6/1/18 (Put Date), 12/1/26	1,846,350
3,000	New Jersey Economic Development Authority, (Continental Airlines), (AMT), 6.25%, 9/15/29	2,602,950
2,000	New York, NY, Industrial Development Agency, (American Airlines, Inc. - JFK International Airport), (AMT), 7.75%, 8/1/31	1,999,800
3,000	Owen County, KY, (American Water Project), 6.25%, 6/1/39	3,183,870
380	Richland County, SC, (International Paper Co.), (AMT), 6.10%, 4/1/23	381,239
205	Sabine River Authority, LA, (International Paper Co.), 6.20%, 2/1/25	207,446
6,865	St. John Baptist Parish, LA, (Marathon Oil Corp.), 5.125%, 6/1/37	6,213,168
2,600	Virgin Islands, (HOVENSA, LLC), (AMT), 6.50%, 7/1/21	2,631,668
340	Virgin Islands Public Finance Authority, (HOVENSA Refinery), (AMT), 6.125%, 7/1/22	342,414

		$63,906,496

Insured-Lease Revenue/Certificates of Participation — 0.3%
$1,000	Hudson Yards, NY, Infrastructure Corp., (NPFG), 4.50%, 2/15/47	$850,010

		$850,010

Insured-Special Tax Revenue — 4.5%
$205	Hesperia, CA, Community Redevelopment Agency, (XLCA), 5.00%, 9/1/25	$177,768
425	Hesperia, CA, Public Financing Authority, (Redevelopment and Housing Project), (XLCA), 5.00%, 9/1/37	345,916
4,000	Miami-Dade County, FL, Professional Sports Franchise Facilities, (AGC), 0.00%, 10/1/34	2,311,560
6,000	Miami-Dade County, FL, Professional Sports Franchise Facilities, (AGC), 0.00%, 10/1/39	3,440,040
143,345	Puerto Rico Sales Tax Financing Corp., (AMBAC), 0.00%, 8/1/54	8,226,569

		$14,501,853

Insured-Transportation — 4.2%
$4,000	Foothill/Eastern, CA, Transportation Corridor Agency, (NPFG), 0.00%, 1/15/30	$1,013,480
500	Foothill/Eastern, CA, Transportation Corridor Agency, (NPFG), 0.00%, 1/15/32	116,010
4,000	North Carolina Turnpike Authority, (Triangle Expressway System), (AGC), 0.00%, 1/1/35	884,080
15,000	North Carolina Turnpike Authority, (Triangle Expressway System), (AGC), 0.00%, 1/1/36	3,105,450
7,850	San Jose, CA, Airport, (AGM), (AMBAC), (BHAC), (AMT), 6.00%, 3/1/47	8,286,382

		$13,405,402

Principal
Amount
(000’s omitted)	Security	Value
Lease Revenue/Certificates of Participation — 0.7%
$2,000	Mohave County, AZ, Industrial Development Authority, (Mohave Prison LLC), 8.00%, 5/1/25	$2,270,800

		$2,270,800

Other Revenue — 7.2%
$510	Brooklyn, NY, Arena Local Development Corp., 6.00%, 7/15/30	$519,996
575	Brooklyn, NY, Arena Local Development Corp., 6.25%, 7/15/40	585,488
315	Brooklyn, NY, Arena Local Development Corp., 6.375%, 7/15/43	320,358
115,000	Buckeye Tobacco Settlement Financing Authority, OH, 0.00%, 6/1/47	4,838,050
12,950	California County, CA, Tobacco Securitization Agency, 0.00%, 6/1/46	541,440
4,430	Golden State Tobacco Securitization Corp., CA, 0.00%, 6/1/37	2,763,168
6,190	Golden State Tobacco Securitization Corp., CA, 5.75%, 6/1/47	4,620,711
3,600	Michigan Tobacco Settlement Finance Authority, 6.00%, 6/1/48	2,771,136
31,900	Northern Tobacco Securitization Corp., AK, 0.00%, 6/1/46	1,347,775
2,000	Salt Verde, AZ, Financial Corp., Senior Gas Revenue, 5.00%, 12/1/37	1,711,380
3,000	Tennessee Energy Acquisition Corp., Gas Revenue, 5.25%, 9/1/26	2,944,260

		$22,963,762

Senior Living/Life Care — 1.1%
$640	Maryland Health and Higher Educational Facilities Authority, (King Farm Presbyterian Community), 5.00%, 1/1/17	$584,672
1,000	Mount Vernon, NY, Industrial Development Agency, (Wartburg Senior Housing, Inc.), 6.20%, 6/1/29	910,760
2,500	Washington State Housing Finance Commission, (Wesley Homes), 6.20%, 1/1/36	2,130,550

		$3,625,982

Special Tax Revenue — 3.5%
$1,340	Denver, CO, Urban Renewal Authority, 8.00%, 12/1/24	$858,029
1,625	Guam, Limited Obligation Bonds, 5.625%, 12/1/29	1,639,040
3,020	Guam, Limited Obligation Bonds, 5.75%, 12/1/34	3,047,089
3,195	Heritage Harbor South, FL, Community Development District, (Capital Improvements), 6.50%, 5/1/34	3,152,379
965	Virgin Islands Public Finance Authority, 5.00%, 10/1/39	862,353
1,615	Virgin Islands Public Finance Authority, 6.75%, 10/1/37	1,702,145

		$11,261,035

Student Loan — 2.0%
$6,000	Massachusetts Educational Financing Authority, 6.00%, 1/1/28	$6,423,780

		$6,423,780

Transportation — 7.5%
$1,365	Bay Area Toll Authority, CA, Toll Bridge Revenue, (San Francisco Bay Area), 5.00%, 4/1/34	$1,391,235
1,345	Branson, MO, Regional Airport Transportation Development District, (Branson Airport, LLC), (AMT), 6.00%, 7/1/37	868,991
58,500	New Jersey Transportation Trust Fund Authority, (Transportation System), 0.00%, 12/15/38	10,240,425
5,000	North Texas Tollway Authority, 5.75%, 1/1/38	5,083,250
5,000	St. Louis, MO, (Lambert-St. Louis International Airport), 6.625%, 7/1/34	5,290,600
1,110	Texas Private Activity Bond Surface Transportation Corp., (North Tarrant Express Managed Lanes Project), 6.875%, 12/31/39	1,151,081

		$24,025,582

Water and Sewer — 10.8%
$3,000	Atlanta, GA, Water & Wastewater Revenue, 6.25%, 11/1/34	$3,201,750
5,000	New York Environmental Facilities Corp., Clean Water and Drinking Water, (Municipal Water Finance), 5.00%, 10/15/35	5,218,850
7,500	New York Environmental Facilities Corp., Clean Water and Drinking Water, (Municipal Water Finance), 5.00%, 6/15/37	7,803,975
1,000	New York Environmental Facilities Corp., Clean Water and Drinking Water, (Municipal Water Finance), 5.125%, 6/15/38	1,053,190

Principal
Amount
(000’s omitted)	Security	Value
$4,500	New York, NY, Municipal Water Finance Authority, (Water and Sewer System), 5.00%, 6/15/37	$4,632,480
11,700	New York, NY, Municipal Water Finance Authority, (Water and Sewer System), 5.25%, 6/15/40(2)	12,476,295

		$34,386,540

Total Tax-Exempt Investments — 114.4% (identified cost $339,522,234)		$366,031,526

Other Assets, Less Liabilities — (14.4)%		$(46,034,362)

Net Assets — 100.0%		$319,997,164

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BHAC	-	Berkshire Hathaway Assurance Corp.

NPFG	-	National Public Finance Guaranty Corp.

XLCA	-	XL Capital Assurance, Inc.

At December 31, 2009, the concentration of the Trust’s investments in the various states, determined as a percentage of total investments, is as follows:

		New York	12.1%
		Texas	11.7%
		California	10.7%
		Others, representing less than 10% individually	65.5%

The Trust invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at December 31, 2009, 7.9% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 0.1% to 4.5% of total investments.

(1)		Security (or a portion thereof) has been segregated to cover payable for when-issued securities.

(2)		Security represents the underlying municipal bond of an inverse floater.

(3)		Security (or a portion thereof) has been pledged to cover margin requirements on open financial futures contracts.

(4)		When-issued security.

A summary of financial instruments outstanding at December 31, 2009 is as follows:

Futures Contracts

Expiration			Aggregate		Net Unrealized
Date	Contracts	Position	Cost	Value	Appreciation
3/10	150 U.S. Treasury Bond	Short	$(18,031,116)	$(17,306,250)	$724,866

At December 31, 2009, the Trust had sufficient cash and/or securities to cover commitments under these contracts.

The Trust is subject to interest rate risk in the normal course of pursuing its investment objectives. Because the Trust holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. The Trust may purchase and sell U.S. Treasury futures contracts to hedge against changes in interest rates.

At December 31, 2009, the aggregate fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and whose primary underlying risk exposure is interest rate risk was $724,866.

The cost and unrealized appreciation (depreciation) of investments of the Trust at December 31, 2009, as determined on a federal income tax basis, were as follows:

Aggregate cost	$291,792,349

Gross unrealized appreciation	$27,079,737
Gross unrealized depreciation	(270,560)

Net unrealized appreciation	$26,809,177

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At December 31, 2009, the inputs used in valuing the Trust’s investments, which are carried at value, were as follows:

	Quoted Prices in
	Active Markets for	Significant Other	Significant
	Identical Assets	Observable Inputs	Unobservable Inputs

Asset Description	Level 1)	(Level 2)	(Level 3)	Total

Tax-Exempt Investments	$—	$366,031,526	$—	$366,031,526

Total Investments	$—	$366,031,526	$—	$366,031,526

Futures Contracts	$724,866	$—	$—	$724,866

Total	$724,866	$366,031,526	$—	$366,756,392

For information on the Trust’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Trust’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance National Municipal Opportunities Trust

By:	/s/ Cynthia J. Clemson

Cynthia J. Clemson
President

Date:	February 22, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Cynthia J. Clemson

Cynthia J. Clemson
President

Date:	February 22, 2010

By:	/s/ Barbara E. Campbell

Barbara E. Campbell
Treasurer

Date:	February 22, 2010